SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other assets - Goodwill and Intangible Assets
Goodwill impairment loss						$ 1,553	$ 1,981
Revenue recognition
Consignment	153		109
Advertising expenses
Advertising expenses			30	92	16
Stock-based compensation
Stock based compensation	$ 8	$ 9	$ 25	$ 35
Stock Options And Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities			10,134,915	13,293,367	23,158,644